THE MAINSTAY FUNDS

51 Madison Avenue

New York, New York 10010

March 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	The MainStay Funds (the “Registrant”)
Registration Numbers: 033-2610 and 811-04550

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 129 under the Investment Company Act of 1940, as amended, that were filed electronically on February 27, 2015.

No fee is required in connection with this filing.

Please do not hesitate to contact me at (973) 394-4505 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary